Cover	6 Months Ended
Apr. 30, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	HNO International, Inc.
Entity Central Index Key	0001342916
Entity Tax Identification Number	20-2781289
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	41558 Eastman Drive
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Murrieta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92562
City Area Code	951
Local Phone Number	305-8872
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	50 West Liberty Street
Entity Address, Address Line Two	Suite 880
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	775
Local Phone Number	322-0626
Contact Personnel Name	Nevada Agency and Transfer Company